Revenue - Summary of Revenue (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Revenues [abstract]
Revenue from sale of copper	$ 350,522	$ 375,295
Revenue from sale of Molybdenum concentrate	26,589	20,782
Revenue from sale of Silver	3,713	1,728
Revenue from sale of settlement receivables	(10,679)	13,490
Revenue from sale of goods	370,145	411,295
Less: Treatment and refining costs	(26,275)	(32,996)
Revenue	$ 343,870	$ 378,299